Derivative Warrant Liabilities - Schedule of Changes in the Warrant Liability (Details) - January 2024 Warrants [Member] - Warrants [Member] - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Schedule of Changes in the Warrant Liability [Line Items]
Balance at beginning	$ 3,519,702	$ 4,310,379
Exercise of warrants	(21,921)
Change in fair value of warrants	(1,179,518)
Balance at ending	$ 2,318,263	3,519,702
Issuance of January 2024 Warrants		480,004
Exercise of warrants		(562,879)
Changes in fair value of warrants		$ (707,802)